Acquisition of Midatech Pharma US, Inc. (Details 1) - Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] £ in Thousands	Dec. 04, 2015 GBP (£)
Statement Line Items [Line Items]
Cash	£ 2,289
Net cash inflow	1,867
Preference Share Redemption [Member]
Statement Line Items [Line Items]
Cash paid on completion - preferred share redemption	£ (422)	[1]

[1]	The preference share redemption was valued on a cash basis